Rule 497(e)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

FT Vest Nasdaq-100® Moderate Buffer ETF – November

FT Vest U.S. Equity Buffer ETF – November

FT Vest U.S. Equity Deep Buffer ETF – November

FT Vest U.S. Equity Dual Directional Buffer ETF – November

FT Vest U.S. Equity Enhance & Moderate Buffer ETF – November

FT Vest U.S. Equity Moderate Buffer ETF – November

FT Vest U.S. Small Cap Moderate Buffer ETF – November

(each a “Fund”)

Supplement To each Fund’s Prospectus

Dated November 10, 2026

As described in each Fund’s prospectus, Fund shareholders are subject to an upside return cap that represents the maximum percentage return an investor can achieve from an investment in a Fund for a given Target Outcome Period. On November 20, 2026, each Fund’s current Target Outcome Period will end, and a new Target Outcome Period will begin as of November 23, 2026. The new Target Outcome Period will end on November 19, 2027. While the actual caps will not be determined until the first day of the new Target Outcome Period, set forth below are the anticipated cap ranges for each Fund for the Target Outcome Period beginning on November 23, 2026. A supplement to each Fund’s prospectus will be filed on November 23, 2026 that will include the actual cap for the new Target Outcome Period, which may be higher or lower than the anticipated cap ranges set forth below.

Fund	Anticipated cap range (before fees and expenses)	Anticipated cap range (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee)
FT Vest Nasdaq-100® Moderate Buffer ETF – November (QMNV)	15.90% - 19.10%	15.00% - 18.20%
FT Vest U.S. Equity Buffer ETF – November (FNOV)	14.40% - 17.10%	13.55% - 16.25%
FT Vest U.S. Equity Deep Buffer ETF – November (DNOV)	12.20% - 14.20%	11.35% - 13.35%
FT Vest U.S. Equity Dual Directional Buffer ETF – November (DLNV)	11.30% - 14.60%	10.45% - 13.75%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF – November (XNOV)	9.80% - 12.40%	8.95% - 11.55%
FT Vest U.S. Equity Moderate Buffer ETF – November (GNOV)	11.90% - 14.70%	11.05% - 13.85%
FT Vest U.S. Small Cap Moderate Buffer ETF – November (SNOV)	16.50% - 19.70%	15.60% - 18.80%

Please Keep this Supplement with your Fund Prospectus for Future Reference